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                     PROSPECTUS SUPPLEMENT -- JUNE 30, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                    CLASSES                         PROSPECTUS MATERIAL NUMBER
RiverSource Cash Management Fund (Sept.
29, 2009)                                 A, B, C, I, R2, R5, W and Y                             S-6320-99 AG


The section "Principal Investment Strategies" is hereby replaced with the following:

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the U.S. Securities and Exchange Commission for money market funds. For example, the Fund:

- Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager (Columbia Management Investment Advisers, LLC). However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality by the investment manager.

- Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and U.S. dollar-weighted average life to 120 days or less.

- Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

--------------------------------------------------------------------------------
S-6320-12 A (6/10)

                     PROSPECTUS SUPPLEMENT -- JUNE 30, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                      CLASS               PROSPECTUS MATERIAL NUMBER
RiverSource Cash Management Fund (April 1, 2010)        Z                                S-6548-99 A


The section "Principal Investment Strategies of the Fund" under the caption "More Information About the Fund" is hereby replaced with the following:

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the U.S. Securities and Exchange Commission for money market funds. For example, the Fund:

- Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager (Columbia Management Investment Advisers, LLC). However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality by the investment manager.

- Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and U.S. dollar-weighted average life to 120 days or less.

- Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

--------------------------------------------------------------------------------
S-6548-2 A (6/10)